SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
SUPPLEMENTAL INFORMATION	SUPPLEMENTAL INFORMATION
The net change in working capital balances for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	2021	2020	2019
Trade receivables and other current assets	$(467)	$42	$(44)
Accounts payable and accrued liabilities	(259)	8	(6)
Other assets and liabilities	99	(60)	26
	$(627)	$(10)	$(24)